UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY


 Investment Company Act file number         811-01873
                                    --------------------------

                           Principal Growth Fund, Inc.
--------------------------------------------------------------------------------
(Exact name of registrant as specified in charter)

                   711 High Street, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

        Princor Financial Services Corporation, Des Moines, IA 50392-2080
--------------------------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 515-247-5476
                                                   -------------------

Date of fiscal year end:           October 31, 2004
                               ---------------------------

Date of reporting period:          July 31, 2004
                               ---------------------------

ITEM 1 - SCHEDULE OF INVESTMENTS

                            SCHEDULE OF INVESTMENTS
                          PRINCIPAL GROWTH FUND, INC.

                           JULY 31, 2004 (UNAUDITED)

                                                        Shares
                                                         Held                       Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (98.23%)
AEROSPACE & DEFENSE EQUIPMENT (1.52%)
                                                                                 $
 United Technologies                                           48,530               4,537,555
APPAREL MANUFACTURERS (1.99%)
 Coach /1/                                                    138,500               5,926,415
APPLICATIONS SOFTWARE (5.26%)
 Microsoft                                                    551,280              15,689,429
BEVERAGES-NON-ALCOHOLIC (1.96%)
 Pepsico                                                      116,950               5,847,500
BREWERY (0.90%)
 Anheuser-Busch                                                51,760               2,686,344
BUILDING-MAINTENANCE & SERVICE (1.18%)
 Ecolab                                                       115,160               3,512,380
CASINO SERVICES (1.05%)
 International Game Technology                                 96,920               3,134,393
COMMERCIAL SERVICE-FINANCE (2.43%)
 Moody's                                                       52,387               3,567,555
 Paychex                                                      119,830               3,679,979
                                                                                    7,247,534
COMPUTERS-INTEGRATED SYSTEMS (2.56%)
 Dell /1/                                                     215,038               7,627,398
COMPUTERS-MEMORY DEVICES (1.62%)
 EMC /1/                                                      311,030               3,411,999
 Veritas Software /1/                                          74,030               1,411,012
                                                                                    4,823,011
COMPUTERS-PERIPHERAL EQUIPMENT (1.31%)
 Lexmark International /1/                                     44,170               3,909,045
COSMETICS & TOILETRIES (5.18%)
 Alberto-Culver                                                10,115                 471,561
 Avon Products                                                129,140               5,554,311
 Procter & Gamble                                             180,630               9,419,855
                                                                                   15,445,727
DATA PROCESSING & MANAGEMENT (1.72%)
 First Data                                                    58,360               2,603,440
 SEI Investments                                               82,700               2,536,409
                                                                                    5,139,849
DIAGNOSTIC KITS (0.39%)
 IDEXX Laboratories /1/                                        22,940               1,155,947
DISPOSABLE MEDICAL PRODUCTS (0.83%)
 C.R. Bard                                                     44,890               2,477,928
DISTRIBUTION-WHOLESALE (0.82%)
 Fastenal                                                      39,300               2,451,534
DIVERSIFIED MANUFACTURING OPERATIONS (6.17%)
 3M                                                            85,966               7,080,160
 Danaher                                                       87,290               4,421,238
 General Electric                                              93,850               3,120,513
 Illinois Tool Works                                           41,510               3,757,485
                                                                                   18,379,396
ELECTRONIC COMPONENTS-SEMICONDUCTOR (4.56%)
 Altera /1/                                                    62,380               1,298,752

                                                             Shares
                                                              Held                    Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
ELECTRONIC COMPONENTS-SEMICONDUCTOR (CONTINUED)
                                                                                 $
 Intel                                                        384,522               9,374,646
 Texas Instruments                                            137,323               2,929,100
                                                                                   13,602,498
ENTERTAINMENT SOFTWARE (0.92%)
 Electronic Arts /1/                                           54,760               2,745,119
FINANCE-INVESTMENT BANKER & BROKER (2.24%)
 Citigroup                                                     27,293               1,203,348
 Legg Mason                                                    35,840               2,814,874
 Morgan Stanley                                                53,673               2,647,689
                                                                                    6,665,911
FINANCE-MORTGAGE LOAN/BANKER (1.05%)
 Federal National Mortgage Association                         44,030               3,124,369
FINANCE-OTHER SERVICES (0.93%)
 Chicago Mercantile Exchange /2/                               22,160               2,781,080
FOOD-MISCELLANEOUS/DIVERSIFIED (0.39%)
 McCormick                                                     32,490               1,162,167
FOOD-RETAIL (0.28%)
 Whole Foods Market                                            10,150                 835,548
FOOD-WHOLESALE & DISTRIBUTION (1.14%)
 Sysco                                                         98,450               3,391,603
INTERNET BROKERS (0.80%)
 Ameritrade Holding /1/                                       215,550               2,390,450
INTERNET SECURITY (1.70%)
 Symantec /1/                                                 108,310               5,064,576
MACHINERY-PUMPS (1.12%)
 Graco                                                        106,295               3,346,167
MEDICAL INSTRUMENTS (3.83%)
 Medtronic                                                    139,140               6,911,084
 St. Jude Medical /1/                                          66,351               4,520,493
                                                                                   11,431,577
MEDICAL PRODUCTS (5.39%)
 Becton Dickinson                                              64,250               3,034,527
 Johnson & Johnson                                            210,510              11,634,888
 Varian Medical Systems /1/                                    20,410               1,408,494
                                                                                   16,077,909
MEDICAL-BIOMEDICAL/GENE (1.61%)
 Amgen /1/                                                     84,480               4,805,222
MEDICAL-DRUGS (6.19%)
 Forest Laboratories /1/                                       71,600               3,600,764
 Pfizer                                                       464,595              14,848,456
                                                                                   18,449,220
MEDICAL-HMO (2.26%)
 UnitedHealth Group                                           107,290               6,748,541
MOTORCYCLE & MOTOR SCOOTER (2.19%)
 Harley-Davidson                                              109,270               6,541,995
MULTI-LINE INSURANCE (1.87%)
 American International Group                                  78,770               5,565,100

                                                             Shares
                                                              Held                   Value
-----------------------------------------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
NETWORKING PRODUCTS (4.71%)
                                                                                 $
 Cisco Systems /1/                                            634,530              13,236,296
 Foundry Networks /1/                                          77,270                 792,790
                                                                                   14,029,086
OIL COMPANY-INTEGRATED (1.50%)
 Exxon Mobil                                                   96,260               4,456,838
RETAIL-APPAREL & SHOE (0.83%)
 Chico's FAS /1/ /2/                                           59,050               2,472,424
RETAIL-ARTS & CRAFTS (1.66%)
 Michaels Stores                                               91,650               4,951,849
RETAIL-BEDDING (1.28%)
 Bed Bath & Beyond /1/                                        107,488               3,804,000
RETAIL-CONSUMER ELECTRONICS (1.91%)
 Best Buy                                                     118,350               5,699,736
RETAIL-DISCOUNT (2.22%)
 Wal-Mart Stores                                              124,550               6,602,395
RETAIL-OFFICE SUPPLIES (2.05%)
 Staples                                                      211,240               6,100,611
RETAIL-RESTAURANTS (1.16%)
 Yum! Brands /1/                                               89,850               3,449,341
SCHOOLS (1.57%)
 Apollo Group /1/                                              56,090               4,686,319
SEMICONDUCTOR COMPONENT-INTEGRATED CIRCUITS (2.65%)
 Linear Technology                                            112,399               4,394,801
 Maxim Integrated Products                                     73,141               3,518,082
                                                                                    7,912,883
THERAPEUTICS (1.33%)
 Gilead Sciences /1/                                           61,100               3,949,504
                             TOTAL COMMON STOCKS                                  292,835,423

                                                           Principal
                                                             Amount                  Value
-----------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (1.68%)
DIVERSIFIED FINANCIAL SERVICES (1.68%)
 Investment in Joint Trading Account; General
  Electric Capital
                                                           $                     $
  1.33%; 08/02/04                                           5,001,361               5,001,361
                          TOTAL COMMERCIAL PAPER                                    5,001,361

                                                           Maturity
                                                            Amount                    Value
-----------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (1.11%)
 Goldman Sachs; 1.32%; dated 07/30/04 maturing
  08/02/04 (collateralized by U.S. Treasury
  Strips and U.S. Treasury; $3,354,976;                                          $
  05/15/14 - 11/15/16) /3/                                 $3,329,366               3,329,000
                     TOTAL REPURCHASE AGREEMENTS                                    3,329,000
                                                                                 ------------

            TOTAL PORTFOLIO INVESTMENTS (101.02%)                                 301,165,784
LIABILITIES, NET OF CASH, RECEIVABLES AND OTHER
  ASSETS (-1.02%)                                                                  (3,044,177)
                       TOTAL NET ASSETS (100.00%)                                $298,121,607
                                                                                 ---------------

/1/ Non-income producing security.
/2/ Security or a portion of the security was on loan at the end of the period. /3/ Security was purchased with the cash proceeds from securities loans.

Unrealized Appreciation (Depreciation)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the fund as of the period end were as follows:

Unrealized Appreciation                        $ 31,487,238
Unrealized Depreciation                         (52,003,587)
                                               --------------
Net Unrealized Appreciation (Depreciation)      (20,516,349)
Cost for federal income tax purposes           $321,682,133

ITEM 2 - CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3 - EXHIBITS

     (a) Certifications pursuant to Rule 30a-2(a) under the Act
         (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Principal Growth Fund, Inc.
             -------------------------------------------------------------------



By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By           /s/ Ralph C. Eucher
  ------------------------------------------------------------------------------
  Ralph C. Eucher, President

Date         9/20/2004
    ----------------------------------------------------------------------------

By           /s/ Jill R. Brown
  ------------------------------------------------------------------------------
  Jill R. Brown, Vice President and Chief Financial Officer

Date         9/20/2004
    ----------------------------------------------------------------------------